Related party transactions (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Electric Boat Rental Ltd.
Disclosure of transactions between related parties [line items]
Sales of boats	$ 101,684	$ 429,132	$ 327,932
Other	2,500		2,600
Sale of parts and boat maintenance	79,696	26,399	42,817
Rent expense	65,934
Cost of sales	16,865
Patrick Bobby
Disclosure of transactions between related parties [line items]
Sales of boats	11,000
7858078 Canada Inc
Disclosure of transactions between related parties [line items]
Other	$ 6,074	5,000
Claude Beaulac
Disclosure of transactions between related parties [line items]
Sale of parts and boat maintenance			1,740
California Electric Boat Company Inc.
Disclosure of transactions between related parties [line items]
Rent expense		$ 143,376	$ 35,056